GOODWILL	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
GOODWILL	GOODWILL
The following table outlines the changes in goodwill during the period:

Total
$
Balance as of December 31, 2018	107,714
Foreign exchange	(37)
Balance as of December 31, 2019	107,677
Acquired through business acquisition (1)	25,640
Foreign exchange	(423)
Balance as of December 31, 2020	132,894
(1)Refer to Note 19 for additional information regarding the Company's business acquisition.